Commitment and Contingencies - Minimum Lease Payments (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Operating Leases
remainder of 2021	$ 3,567	$ 4,772
2022	4,716	4,667
2023	4,444	4,433
2024	4,089	4,107
2025	4,055	4,166
Thereafter	30,811	30,848
Total minimum lease payments	51,682	52,993
Capital Leases
remainder of 2021	153	211
2022	52	42
2023	13	0
2024	1	0
2025	0	0
Thereafter	0	0
Total minimum lease payments	219	253
Less amounts representing interest	(7)	(7)
Present value of lease payments	212	246
Less current portion	(170)	(204)
Long-term portion of minimum lease payments	$ 42	$ 42